CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 CNY (¥) ¥ / shares shares		Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares		Mar. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue		¥ 509,711		$ 71,985	¥ 376,844		¥ 250,266
Cost of revenue		(282,367)		(39,878)	(206,929)		(107,044)
Product development expenses		(43,080)		(6,085)	(37,435)		(22,754)
Sales and marketing expenses		(50,673)		(7,156)	(39,780)		(27,299)
General and administrative expenses		(28,197)		(3,982)	(24,889)		(16,241)
Amortization and impairment of intangible assets		(13,388)		(1,891)	(10,727)		(7,120)
Impairment of goodwill		(576)		(81)	0		(494)
Income from operations		91,430		12,912	57,084		69,314
Interest and investment income, net		72,956		10,303	44,106		30,495
Interest expense		(5,180)		(731)	(5,190)		(3,566)
Other income, net		7,439		1,051	221		4,160
Income before income tax and share of results of equity investees		166,645		23,535	96,221		100,403
Income tax expenses		(20,562)		(2,904)	(16,553)		(18,199)
Share of results of equity investees		(5,733)		(810)	566		(20,792)
Net income		140,350		19,821	80,234		61,412
Net loss attributable to noncontrolling interests		9,083		1,283	7,652		2,681
Net income attributable to Alibaba Group Holding Limited		149,433		21,104	87,886		64,093
Accretion of mezzanine equity		(170)		(24)	(286)		(108)
Net income attributable to ordinary shareholders		¥ 149,263		$ 21,080	¥ 87,600		¥ 63,985
Earnings per share attributable to ordinary shareholders (Note)
Basic | (per share)	[1]	¥ 7.10	[2]	$ 1.00	¥ 4.24	[2]	¥ 3.13	[2]
Diluted | (per share)	[1]	6.99	[2]	0.99	4.17	[2]	3.06	[2]
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)		56.82		8.02	33.95		25.06
Diluted | (per share)		¥ 55.93		$ 7.90	¥ 33.38		¥ 24.51
Weighted average number of shares used in computing earnings per share (million shares) (Note)
Basic	[1],[2]	21,017		21,017	20,640		20,425
Diluted	[1],[2]	21,346		21,346	20,988		20,881

[1]	Note: Basic and diluted earnings per share and the number of shares for the years ended March 31, 2018 and 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).
[2]	Note: Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive RSUs and share options for the years ended March 31, 2018 and 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).